Income Tax (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provision for Income Taxes [Abstract]
Current	$ (11,406,062)	$ (1,535,193)	$ (77,110)
Deferred	7,061,293	129,034
Less from discontinued operations			(767)
Total from continuing operations	$ (4,344,769)	$ (1,406,159)	$ (76,343)